Derivative instruments and hedging activities - Schedule of gains (losses) from derivatives and non-derivatives designated as net investment hedges (Detail) - Net investment hedges [Member] - JPY (¥)
¥ in Billions
	3 Months Ended		6 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) from derivatives designated as net investment hedges	¥ 5	¥ 0	¥ 3	¥ 3
Foreign exchange contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) from derivatives designated as net investment hedges	¥ 5	¥ 0	¥ 3	¥ 3